Loans and Advances to Customers - Summary of Loan Loss Provision per Stage (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure of loan loss provisions per stage [line items]
Loan Loss provision per stage	€ 5,115	€ 5,423
Purchased credit impaired [member]
Disclosure of loan loss provisions per stage [line items]
Loan Loss provision per stage	2	7
Stage 1: 12-month expected credit losses [member]
Disclosure of loan loss provisions per stage [line items]
Loan Loss provision per stage	462	438
Stage 2: Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of loan loss provisions per stage [line items]
Loan Loss provision per stage	937	955
Stage 3: Lifetime expected credit losses [member] | Purchased credit impaired [member]
Disclosure of loan loss provisions per stage [line items]
Loan Loss provision per stage	€ 3,713	€ 4,023